PIMCO CommodityRealReturn Strategy Portfolio Expense Example - Institutional Class [Member] - PIMCO CommodityRealReturn Strategy Portfolio - Institutional	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 307
Expense Example, with Redemption, 3 Years	977
Expense Example, with Redemption, 5 Years	1,672
Expense Example, with Redemption, 10 Years	$ 3,518